UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street   Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

7/31

Date of reporting period: 1/31/14

Item 1.  Reports to Stockholders.

Changing Parameters Fund

Semi-Annual Report

January 31, 2014

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

Changing Parameters Fund

Shareholders’ Letter

January 31, 2014

The Changing Parameters Fund (the "Fund"), a series of Northern Lights Trust, began trading on October 2, 2006.  The strategy of the Fund is to enter the market when our proprietary models indicate a suitable uptrend in one or more bond market sectors.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and moves into shorter duration sectors of the bond market and/or money market instruments.

The Fund's results for the 6-month period ending January 31, 2014 were positive.  Gains in mutual fund bond investments were the primary contributor to the increase in share price.  Top performing sectors included High Yield bond, Multi-Sector bond, and High Yield Muni bond funds.  All positions were consistent with the Fund’s overall investment strategy.  The Fund's opening price for the period was $9.84 a share, and as of the end of the period it was $9.73. This was after a distribution of $0.2656 a share in December, for a total return of 1.60%.  The Fund’s return for the 6-month period was slightly lower than that of the Barclay’s Long Treasury Index return of 1.89%, but not as great as the Russell 2000 Index, 8.88%, or NASDAQ 100 Index, 13.97%.

As indicated by the Barclay’s Long Treasury Index performance, interest rates remained in a trading range over much of the period resulting in limited growth potential for bonds.  However, an expanding economy did allow the Fund to be invested in longer duration bond funds for much of the period, capturing some growth and interest at greater than money market rates.  As always, Fund management for the period emphasized safety and sought to reduce sudden downward moves by using investment classes that often have lower volatility, such as high yield bonds. This limited the potential for dramatic swings, and at the same time generated slower but steadier risk adjusted long-term growth.

Robert Levenson                               Howard Smith

Fund Manager

                          Fund Manager

The Barclay’s Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small- capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on the NASDAQ Stock Market (“NASDAQ”).  Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

The data quoted above represents past performance and does not indicate future returns.  The value of an investment in the Fund and the return on investment will fluctuate and redemption proceeds may be higher or lower than an investor’s original cost.  Total return is calculated assuming reinvestment of all dividends.  For more performance numbers current to the most recent month-end please call 1-650-327-7705.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual fund investing involves risk, including loss of principal.  An investor should also consider the Fund’s investment objective, risks, charges and expenses carefully before investing.  This and other information about the Fund is contained in the Fund’s prospectus.  To obtain an additional copy of the prospectus call 1-650-327-7705.  Please read the prospectus carefully before investing.  The Changing Parameters Fund is offered through Northern Lights Distributors, LLC, member FINRA.

Review Code:  0706-NLD-2/21/2014

Changing Parameters Fund

PORTFOLIO REVIEW (Unaudited)

The Fund’s Performance figures for the period ended January 31, 2014, compared to its benchmark:

Returns greater than one year are annualized
	Six Months	One Year	Three Years	Five Years	Since Inception*
Changing Parameters Fund	1.60%	2.54%	3.84%	2.64%	2.34%
NASDAQ 100 Index	13.97%	28.98%	15.57%	24.44%	10.85%
Russell 2000 Index	8.88%	28.72%	14.69%	22.26%	7.70%
Barclays Long Treasury Index	2.63%	(4.31)%	5.62%	8.25%	6.01%

* The Fund commenced operations on October 2, 2006.

The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Barclays Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark.  Index and Fund performance are calculated assuming reinvestment of all dividends and distributions.

The Fund’s total annual operating expenses, including underlying funds, is 2.32%, per the November 29, 2013 prospectus. Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or the redemption of the Fund shares.  For performance information current to the most recent month-end, please call 1-866-618-3456.

PORTFOLIO COMPOSITION as of January 31, 2014 (Unaudited)

% of Net Assets
Mutual Funds	86.6%
Short-Term Investment	7.8%
Exchange Traded Fund	5.0%
Other Assets and Liabilities	0.6%
Net Assets	100.0%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Changing Parameters Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
January 31, 2014

Shares		Value
	EXCHANGE TRADED FUND - 5.0%
	DEBT FUND - 5.0%
246,454	PowerShares Senior Loan Portfolio	$ 6,139,169
	TOTAL EXCHANGE TRADED FUND (Cost $6,113,703)

	MUTUAL FUNDS - 86.6%
	DEBT FUNDS - 86.6%
1,790,338	Invesco Floating Rate Fund - Class Y	14,304,800
3,389,740	John Hancock High Yield Fund - Class I	13,084,395
1,894,546	Loomis Sayles Bond Fund - Institutional Shares	28,626,583
1,172,725	MainStay High Yield Municipal Bond Fund - I Shares	12,935,151
1,454,407	MFS High Yield Opportunities Fund - I Shares	9,570,000
1,829,081	Northeast Investors Trust	11,980,482
29,589	Nuveen High Yield Municipal Bond Fund	469,579
1,313,538	Pioneer High Yield Fund - Y Shares	14,054,859
	TOTAL MUTUAL FUNDS (Cost $104,921,031)	105,025,849

	SHORT-TERM INVESTMENT - 7.8%
	MONEY MARKET FUND - 7.8%
9,433,822	Federated Government Obligations Fund
	Institutional Class, 0.00% + (Cost $9,433,822)	9,433,822

	TOTAL INVESTMENTS - 99.4% (Cost $120,468,556) (a)	$ 120,598,840
	OTHER ASSETS AND LIABILITIES - 0.6%	690,949
	NET ASSETS - 100.0%	$ 121,289,789

(a) Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $120,542,881and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:	$ 508,439
	Unrealized Depreciation:	(452,480)
	Net Unrealized Appreciation:	$ 55,959

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2014

Assets:
Investments in Securities at Value (identified cost $120,468,556)	$ 120,598,840
Cash	592
Deposits with Broker	116,633
Dividends and Interest Receivable	299,590
Receivable for Fund Shares Sold	904,000
Prepaid Expenses and Other Assets	10,248
Total Assets	121,929,903

Liabilities:
Payable for Securities Purchased	283,215
Accrued Advisory Fees	150,800
Payable for Fund Shares Redeemed	172,501
Line of Credit Balance	17,985
Payable to Other Affiliates	13,493
Other Accrued Expenses	2,120
Total Liabilities	640,114

Net Assets (Unlimited shares of no par value interest authorized;
12,470,016 shares of beneficial interest outstanding)	$ 121,289,789

Net Asset Value, Offering and Redemption Price Per Share
($121,289,789 / 12,470,016 shares of beneficial interest outstanding)	$ 9.73

Composition of Net Assets:
At January 31, 2014, Net Assets consisted of:
Paid-in-Capital	$ 124,123,212
Undistributed Net Investment Income	449,030
Accumulated Net Realized Loss on Investments	(3,412,737)
Net Unrealized Appreciation on Investments	130,284
Net Assets	$ 121,289,789

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2014

Investment Income:
Dividend Income	$ 2,557,762
Interest Income	900
Total Investment Income	2,558,662

Expenses:
Investment Advisory Fees	890,801
Administration Fees	57,569
Fund Accounting Fees	18,165
Custody Fees	13,248
Interest Expense	10,258
Audit Fees	9,577
Transfer Agent Fees	18,227
Compliance Officer Fees	7,995
Printing Expenses	5,546
Registration & Filing Fees	5,546
Legal Fees	9,406
Trustees' Fees	3,831
Miscellaneous Expenses	6,028
Total Expenses	1,056,197

Net Investment Income	1,502,465

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	(827,710)
Distributions of Realized Gains by Underlying Investment Companies	548,161
Net Realized Loss	(279,549)

Net Change in Unrealized Appreciation on Investments	485,313

Net Realized and Unrealized Gain on Investments	205,764

Net Increase in Net Assets Resulting From Operations	$ 1,708,229

See accompanying notes to financial statements.

Changing Parameters Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	January 31, 2014	July 31, 2013
	(Unaudited)
Operations:
Net Investment Income	$ 1,502,465	$ 3,587,139
Net Realized Gain (Loss) on Investments	(827,710)	4,715,430
Distributions of Realized Gains by Underlying Investment Companies	548,161	356,275
Net Change in Unrealized Appreciation (Depreciation) on Investments	485,313	(3,011,410)
Net Increase in Net Assets
Resulting From Operations	1,708,229	5,647,434

Distributions to Shareholders From:
Net Investment Income ($0.27 and $0.35 per share, respectively)	(3,072,058)	(3,699,783)

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,518,191 and 2,788,223 shares, respectively)	14,883,739	27,483,563
Distributions Reinvested (318,018 and 382,603 shares, respectively)	3,072,049	3,699,772
Cost of Shares Redeemed ((1,689,740) and (1,092,841) shares, respectively)	(16,652,776)	(10,733,560)
Net Increase in Net Assets
Resulting From Beneficial Interest Transactions	1,303,012	20,449,775

Net Increase in Net Assets	(60,817)	22,397,426

Net Assets:
Beginning of Period	121,350,606	98,953,180
End of Period	$ 121,289,789	$ 121,350,606

Undistributed Net Investment Income at End of Period	$ 449,030	$ 2,018,623

See accompanying notes to financial statements.

Changing Parameters Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

		Six Months		Year	Year		Year	Year	Year
		Ended		Ended	Ended		Ended	Ended	Ended
		January 31, 2014		July 31, 2013	July 31, 2012		July 31, 2011	July 31, 2010	July 31, 2009
		(Unaudited)

Net Asset Value, Beginning of Period
	Increase (Decrease) From Operations:	$ 9.85		$ 9.66	$ 9.50		$ 9.33	$ 9.60	$ 9.60
	Net investment income (loss) (a)	0.13		0.32	0.25		0.32	0.06	(0.03)
	Net gain (loss) from investments,
	securities sold short and futures
	contracts (both realized and unrealized)	0.02		0.22	0.15		0.03	(0.30)	0.07
	Total from operations	0.15		0.54	0.40		0.35	(0.24)	0.04

	Less Distributions:
	From net investment income	(0.27)		(0.35)	(0.24)		(0.18)	(0.03)	(0.04)
	From net realized gains on investments	-		-	-		-	-	(0.00)	(d)
	Total Distributions	(0.27)		(0.35)	(0.24)		(0.18)	(0.03)	(0.04)

Net Asset Value, End of Period		$ 9.73		$ 9.85	$ 9.66		$ 9.50	$ 9.33	$ 9.60

Total Return (b)		1.60%		5.66%	4.40%		3.77%	(2.56)%	0.46%

Ratios/Supplemental Data
	Net assets, end of year (in 000's)	$ 121,290		$ 121,351	$ 98,953		$ 104,492	$ 107,599	$ 120,919
	Ratio to average net assets:
	Expenses (e)	1.78%	(c)	1.75%	1.78%	(f)	1.77%	1.74%	1.74%
	Net investment income (loss)(e)(h)	2.53%	(c)	3.27%	2.69%	(f)	3.33%	0.68%	(0.36)%
	Portfolio turnover rate	161%	(g)	278%	366%		303%	502%	1,465%
__________
(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the period.
(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.
(c)	Annualized.
(d)	Less than 0.01 per share.
(e)	Does not include the expenses of the investment companies in which the Fund invests.
(f)	The ratios include 0.01% for the year ended July 31, 2012 attributed to dividends on securities sold short.
(g)	Not Annualized.
(h)	The recognition of investment income is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

January 31, 2014

1.

ORGANIZATION

Changing Parameters Fund (the “Fund”) is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “Trust”), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company.  The investment objective of the Fund is total return. The Fund commenced operations on October 2, 2006.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.  Actual results could differ from those estimates.

Securities Valuation –Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-ended Funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the Fair Value Procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process - This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

January 31, 2014

securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following table summarizes the inputs used as of January 31, 2014 for the Fund’s assets measured at fair value:

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

January 31, 2014

Assets*	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 105,025,849	$ -	$ -	$ 105,025,849
Exchange Traded Fund	6,139,169	-	-	6,139,169
Short-Term Investment	9,433,822	-	-	9,433,822
Total	$ 120,598,840	$ -	$ -	$ 120,598,840

*Refer to the Portfolio of Investments for security classifications.

The Fund did not hold any Level 2 or Level 3 securities during the year. There were no transfers between Level 1 & Level 2 during the year.  It is the Fund’s policy to recognize transfers into and out of Level 1, Level 2 and Level 3 at the end of the reporting period.

Exchange Traded Funds - The Fund may invest in exchange traded funds (“ETFs”).  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index.  The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Credit Facility – The Fund has entered into a revolving line of credit agreement with Huntington National Bank for investment purposes subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed under the agreement is the lesser of $10,000,000 or 33 1/3% of the Fund’s gross assets. The Fund will be charged an annual fee of $12,500 for this agreement. Borrowings under this agreement bear interest at a rate equal to the London Interbank Offered Rate plus 1.25%, per annum, on the principal balance outstanding. During the six months ended January 31, 2014, the Portfolio incurred $10,258 of interest expense related to the borrowings. Average borrowings and the average interest rate during the six months ended January 31, 2014 were $6,023,868 and 1.42%, respectively. The largest outstanding borrowing during the six months ended January 31, 2014 was $8,811,676. As of January 31, 2014, the Portfolio had $17,985 outstanding borrowings.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.   Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2010 - 2012), or expected to be taken in the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

January 31, 2014

Distributions to Shareholders – Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.  These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification.  These reclassifications have no effect on net assets, results from operations or net asset value per share of the Fund.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Changing Parameters, LLC serves as the Fund’s Investment Adviser (the “Adviser.”).  The Trust has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, transfer agent services, and custody administrative services to the Fund.  Pursuant to an Investment advisory agreement with the Trust, on behalf of the Fund, (the “Advisory Agreement”), the Adviser under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund.  For the six months ended January 31, 2014, the Adviser earned advisory fees of $890,801.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS.  The Trust has adopted, on behalf of the Fund, the Trust’s Distribution and Shareholder Servicing Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay up to 0.25% per year of its average daily net assets for such distribution and shareholder service activities.  The Plan has not been activated by the Fund and the Fund has no present intention to activate the Plan.  During the six months ended January 31, 2014, no fees were accrued under the Plan.

Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund.    GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC  (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

Changing Parameters Fund

NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)

January 31, 2014

Amounts due to GFS for these various services as of January 31, 2014 are reported in the Statement of Assets and Liabilities as “Payable to other affiliates.”

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities and U.S. Government securities, for the six months ended January 31, 2014, amounted to $166,316,995 and $169,528,116, respectively.

5.

DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the following years was as follows:

As of July 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital	Post October	Unrealized	Total
Ordinary	Long-Term	Loss	and Late	Appreciation/	Accumulated
Income	Gains	Carry Forwards	Year Losses	(Depreciation)	Earnings/(Deficits)
$ 2,018,623	$ -	$ (3,008,863)	$ -	$ (479,354)	$ (1,469,594)

The difference between book basis and tax basis unrealized depreciation and accumulated net realized loss on investments is primarily attributable to the tax deferral of losses on wash sales.

At July 31, 2013, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	Expiration
$ 3,008,863	-	$ 3,008,863	7/31/2019

6.

SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Changing Parameters Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

January 31, 2014

As a shareholder of the Fund you incur ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

The example is based on an investment of $1,000 invested and held for the entire period from August 1, 2013 through January 31, 2014.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/13)	Ending Account Value (1/31/14)	Expenses Paid During the Period (8/1/13 to 1/31/14)
Actual	$1,000.00	$ 1,016.00	$9.04
Hypothetical (5% return before expenses)	$1,000.00	$ 1,016.23	$9.05

* Expenses paid during the period are equal to the Fund’s annualized expense ratio of 1.78%, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six-month period ending January 31, 2013).

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2014

Shareholder Voting Results

At a Special Meeting of Shareholders of the Trust, held at the offices of GFS, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788, on Tuesday, September 10, 2013, Trust shareholders of record as of the close of business on July 22, 2013 voted to approve the following proposal:

Proposal 1: To elect Mark Garbin, Mark D. Gersten, John V. Palancia, Andrew Rogers, and Mark H. Taylor to the Board of Trustees of the Trust.

Shares Voted

               Shares Voted Against

In Favor

               or Abstentions

Mark Garbin

  609,702,446

7,380,704

Mark D. Gersten

  609,750,246

         7,332,904

John V. Palancia

  609,370,118

         7,713,033

Andrew Rogers

  609,691,730

         7,391,421

Mark H. Taylor

  608,885,975

         8,197,175

Effective September 24, 2013, Michael Miola resigned from the Board of Trustees.

Changing Parameters Fund

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2014

Changing Parameters Fund* - Adviser-Changing Parameters, LLC

 In connection with the regular meeting held on December 10-11, 2013 the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Changing Parameters, LLC  (“Changing Parameters”) and the Trust, with respect to the Changing Parameters Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement , and the weight to be given to each such factor.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality of Services.  The Trustees reviewed the services provided to the Fund noting that the adviser has a staff of 12 dedicated to the management of the multi-sector bond strategy employed by the Fund.  They noted the objective is total return which the adviser seeks to provide through investment in domestic and international bond markets, open end mutual funds and ETFs.  The Trustees considered the value add to the investment approach through the use of the adviser’s computer based proprietary algorithm based on principals of momentum in the market. They reviewed the adviser’s trading model development, compliance support and risk mitigation, and agreed that the adviser had developed robust processes and procedures to support the Fund.  With respect to compliance, the Trusteed noted favorably that the adviser has a dedicated team of 3 people working on compliance issues.  They further noted that the adviser reported no material compliance issues or litigation.  The Trustees noted that each of the shareholders is a direct client of the adviser that also receives additional financial services including financial planning, long term planning, and review of other insurance/investment options as appropriate given a client’s expectations, at no additional charge. After discussion, the Trustees concluded that the adviser has the ability to continue to provide robust advisory services to the Fund.

Performance. The Trustees reviewed the Fund’s performance over the 1 year, 5 year and since inception periods (3.41%, 2.27% and 2.51%, respectively), and noted that although the Fund had underperformed its benchmarks over the 5 year and since inception periods, it more recently outperformed its peer group (1.61%), Morningstar category average (1.115%) and Barclays Long-Term Treasury Index (-10.53%) for the 1 year period.   The Trustees reviewed the Modern Portfolio Theory statistics provided by the adviser and noted that the standard deviation statistics provide a reasonable picture of the investment performance relative to its peers.  They noted that during the last year, the Fund was ranked in the 32nd percentile among its Morningstar category peers.  The Trustees agreed that given the statistics reviewed, coupled with the performance shown, past performance is consistent with the strong defensive strategy and the one year outperformance is promising.  The Trustees noted that the adviser’s focus is to avoid the loss of capital and, therefore, the strategy tends to be defensive.  The Trustees concluded that performance is reasonable.

Fees & Expenses.  The Trustees noted the adviser charges an advisory fee of 1.50% with an average net expense ratio of 1.78%.  They compared the fee to the peer group average (0.60%) and Morningstar category average (0.58%) noting the fee is higher than any of the funds in the peer group and as high as the highest fund in the Morningstar category.  With respect to the net expense ratio, however, they noted it is in line with the peer group average net expense ratio of 1.73%.  The Trustees also noted favorably the competitiveness of the fee relative to the fee charged by the adviser to its other clients.  The Trustees again noted that each of the shareholders is a direct client of the adviser that also receives additional financial services at no additional charge.  They agreed, therefore, that shareholders have more access to and information from the adviser than a traditional mutual fund adviser would provide.  The Trustees considered that the Fund has high turnover, indicating an active strategy, which may support the higher advisory fee.  They further considered the size of peer group funds noting that many are well established mutual fund complexes with national reach, and may have infrastructure that may permit them to realize significant economies not yet available to the Fund.  The Trustees noted the adviser’s strategy is a top 15% performer among its Morningstar category peers for the year, and that the higher advisory expense is reasonable given all factors considered by the Trustees.

Economies of Scale.  The Trustees noted the absence of breakpoints, but considered, given the size of the Fund, breakpoints are not realistic at this time.  They further noted that the adviser agreed, in its written materials to the Board, to discuss breakpoints for the Fund as their respective assets continue to grow.  They concluded to annually monitor the asset levels and discuss breakpoints in the future as economies are realized.

Profitability.  The Trustees considered the profitability analysis provided by the adviser and noted the profits realized in connection with the adviser’s relationship with the Fund.  The Trustees noted the slim profitability, both in terms of percent of revenue and actual dollars.  They considered, however, that a review of the financial information provided indicates that the majority of the adviser’s expenses, including salaries for personnel, are allocated by the adviser as an expense of managing the Fund.  They also considered the profit analysis in light of the fact that the expenses include payments to affiliates.  The Trustees concluded that the adviser’s level of profitability from its relationship with the Fund is not excessive.

Conclusion.  Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that they were satisfied with the services provided by the adviser, and that the advisory fee for the Fund is reasonable and that renewal of the agreement is in the best interests of the Trust and the shareholders of Changing Parameters Fund.

* Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust doesn’t jointly market.

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Administrator

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, NY 11788

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

(a) The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/11/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/11/13

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/11/14